Subsequent events Subsequent events (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Event [Line Items]
Subsequent Events [Text Block]
Note 23 — Subsequent Events
On April 11, 2013, the Company entered into another amended and restated 2008 Conduit Facility agreement that extended the maturity date of the facility to April 10, 2015. See Note 15—Borrowings for further detail on this amendment to the 2008 Conduit Facility.

Note 26 — Subsequent Events
On January 23, 2013, the Company completed a securitization transaction and issued the DROT 2013 Notes, with a face value of $93.6 million. The DROT 2013 Notes mature on January 20, 2025 and carry a weighted average interest rate of 2.0%. The net proceeds were used to pay off the outstanding principal balance under the Company's 2008 Conduit Facility and to pay expenses incurred in connection with the issuance of the DROT 2013 Notes, including the funding of a reserve account required thereby.
On January 29, 2013, DRC and Diamond Resorts Holdings, LLC entered into a memorandum of understanding with Island One, Inc. (“Island One”), Crescent One, LLC (“Crescent”) and the holder of their respective equity interests. Island One and Crescent operate a vacation ownership, hospitality and resort management business that emerged from Chapter 11 bankruptcy in July 2011. Since their emergence, the Company has provided sales and marketing services and HOA management oversight services to Island One. Pursuant to the memorandum of understanding, the Company has agreed to enter into definitive documents to (i) operate the business of Island One and Crescent prior to the closing of the potential acquisition transaction, and (ii) upon a change of control of the Company or other specified transaction, and subject to other terms and conditions in the definitive documents, purchase all of the equity interests in Island One and Crescent, thereby acquiring management contracts, unsold VOIs, a portfolio of consumer loans and other assets owned by Island One and Crescent, which would add nine additional resorts to the Company's resort network.